Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2022
Short-term Borrowings and Long-term Borrowings
Short-term Borrowings and Long-term Borrowings

13. Short-term Borrowings and Long-term Borrowings

Borrowings consist of the following:

					Interest Rate	As of December 31,
	Maturity Date	Classification	Principal Amount		Per Annum	2021	2022
Convertible debt(1)	May 1, 2028	Non-current	US$	862,500	0.25%	5,397,941	5,913,715
Secured borrowing(2)	February 15, 2027	Current and Non-current	RMB	900,000	5-year LPR - 0.40%	—	900,000
Secured borrowing(3)	June 21, 2034	Non-current	RMB	625,383	5-year LPR - 0.80%	—	625,383
Secured borrowing(4)	September 28, 2029	Current and Non-current	RMB	600,000	5-year LPR - 0.31%	600,000	600,000
Credit guaranteed borrowing(5)	June 29, 2024	Current and Non-current	US$	50,000	SOFR	—	348,230
Credit guaranteed borrowing(6)	July 26, 2025	Current and Non-current	RMB	300,000	1-year LPR	—	300,000
Unsecured borrowing(7)	March 8, 2024	Non-current	RMB	260,000	1-year LPR - 0.70%	—	260,000
Unsecured borrowing(8)	June 15, 2024	Non-current	RMB	240,000	1-year LPR - 0.70%	—	240,000
Secured borrowing(9)	March 25, 2025	Current and Non-current	RMB	224,329	5-year LPR - 0.60%	—	224,329
Credit guaranteed borrowing(10)	December 26, 2025	Non-current	RMB	209,900	1-year LPR - 0.90%	—	209,900
Total borrowings						5,997,941	9,621,557

The total borrowings are classified as short-term borrowings and long-term borrowings:

	As of December 31,
	2021	2022
Short-term borrowings:
Current portion of secured borrowing	37,042	283,785
Current portion of credit guaranteed borrowing	—	106,965
Total short-term borrowings	37,042	390,750

13. Short-term Borrowings and Long-term Borrowings (Continued)

	As of December 31,
	2021	2022
Long-term borrowings:
Convertible debt	5,397,941	5,913,715
Non-current portion of secured borrowing	562,958	1,440,544
Secured borrowing	—	625,383
Non-current portion of credit guaranteed borrowing	—	541,265
Unsecured borrowing	—	500,000
Credit guaranteed borrowing	—	209,900
Total long-term borrowings	5,960,899	9,230,807
Total borrowings	5,997,941	9,621,557
(1)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 American depositary shares (the “ADSs”) per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADS, or US$14.17 per Class A Ordinary Share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when the Company effects a share split or share combination. As of December 31, 2022, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest.

13. Short-term Borrowings and Long-term Borrowings (Continued)

The Company assessed the convertible debt under ASC 815 and concluded that:

(i)	Since the conversion option is considered indexed to the Company’s own stock and classified in shareholders’ equity, bifurcation of conversion option from the convertible debt is not required as the scope exception prescribed in ASC 815-10-15-74 is met;
(ii)	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)(the “ASU 2020-06”). The Company determined to early adopt ASU 2020-06 from January 1, 2021. Since the ASU 2020-06 amended the guidance on convertible debt instruments by removing accounting models for the instruments with beneficial conversion features and cash conversion features. Accordingly, there is no need to consider beneficial conversion feature or cash conversion features for the convertible debt.

Therefore, the Company accounted for the convertible debt as a single instrument measured at its amortized cost as long-term borrowings on the consolidated balance sheets. The issuance costs were recorded as an adjustment to the long-term borrowings and are amortized as interest expense using the effective interest method over the contractual life to the maturity date (i.e., May 1, 2028). For the years ended December 31, 2021 and 2022, the convertible debt related interest expense was US$3,353 (RMB21,369) and US$4,506 (RMB31,076), respectively. As of December 31, 2021 and 2022, the principal amount of the convertible debt was RMB5,499,041 and RMB6,006,968, and the unamortized debt issuance cost was RMB101,100 and RMB93,253, respectively.

(2)	In February, 2022, the Group entered into a 5-year pledged loan agreement with a commercial bank in the PRC, with total principal of RMB900,000. This loan was pledged by certain manufacturing facilities of the Group. As of December 31, 2022, the interest rate was 5-year Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, minus 0.40% per annum. The outstanding loan principal of RMB110,000 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB790,000 is presented as a long-term borrowing.

The borrowing contains covenants which includes limitations on certain asset sales and a requirement to maintain current assets. The Group is in compliance with all of the loan covenants as of December 31, 2022.

(3)	In June 2022, the Group entered into a credit agreement with a group of banks pursuant to which the Group is entitled to borrow from the group of banks from time to time up to an aggregate of RMB3,000,000 until April 2024. The related principle is payable semiannually in arrears in June and December of each year, from June 2025 to June 2034. The related interest is payable quarterly in arrears on the twentieth of the last month of every quarter, from September 2022 to June 2034. As of December 31, 2022, the Group made drawdown in the amount of RMB625,383. The loan is secured by the pledge of certain Group’s land use rights and property relating to the production of electric vehicles, when the certificates of land use rights and property are approved and provided by the local authorities. Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the 5-year LPR minus 0.80%. Borrowings under this credit agreement are classified as long-term borrowings.

13. Short term Borrowings and Long-term Borrowings (Continued)

The borrowing contains covenants which includes a requirement to the quantities of electric vehicle deliveries in the foreseeable future and maintain financial assets on the specific account. The Group is in compliance with all of the applicable loan covenants as of December 31, 2022.

(4)	In September 2021, the Group entered into a loan facility agreement with a commercial bank in the PRC, which allows the Group to draw borrowings up to RMB1,009,900 as of periods ended September 28, 2029. The borrowings bear annual interest rate of 5-year LPR minus 0.31% and were guaranteed by certain production facilities and tooling of the Group. As of December 31, 2022, the outstanding loan principal was RMB600,000, of which RMB74,083 will be due within 12 months, which is classified as current portion of long-term borrowing and the remaining balance of RMB525,917 will be due in January 1, 2024 and thereafter, which is classified as long-term borrowing. The unused credit limit under these facilities was RMB409,900 as of December 31, 2022.
(5)	In June 2022, the Group entered into loan agreements with a commercial bank guaranteed by a subsidiary of the Group pursuant to which the Group is entitled to borrow from the group of banks from time to time until June 2024 up to an aggregate of US$200,000. In June 2022, the Group made the drawdown in the amount of US$100,000 (RMB696,460). Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the SOFR. The Group repaid a portion of the principal in the amount of US$50,000 (RMB348,230) in December 2022. As of December 31, 2022, the outstanding loan principal of RMB6,965 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB341,265 is presented as a long-term borrowing.

The borrowing contains covenants which includes limitations on liquidity ratios and requirements on stock price and vehicle deliveries. The Group is in compliance with all of the loan covenants as of December 31, 2022.

(6)	In July 2022, the Group entered into a 3-year loan agreement with a commercial bank in the PRC guaranteed by a subsidiary of the Group, with total principal of RMB300,000. The related principal is payable semiannually in arrears in January and July of each year, beginning from January 2023, until July 2025. The related interest is payable quarterly in arrears on the twenty-first of the last month of every quarter, from September 2022 to July 2025. As of December 31, 2022, the interest rate was 1-year LPR per annum and an outstanding loan principal of RMB100,000 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB200,000 is presented as a long-term borrowing.
(7)	In September 2022, the Group entered into a 18-month loan agreement with a commercial bank in the PRC, with total principal of RMB260,000. As of December 31, 2022, the annual interest rate was 1-year LPR minus 0.70% per annum and all outstanding loan principal of RMB260,000 was presented as a long-term borrowing.
(8)	In December 2022, the Group entered into a 18-month loan agreement with a commercial bank in the PRC, with total principal of RMB240,000. As of December 31, 2022, the annual interest rate was 1-year LPR minus 0.70% per annum and all outstanding loan principal of RMB240,000 was presented as a long-term borrowing.
(9)	In February 2022, the Group entered into an asset transfer agreement with a finance lease company to sell certain production facilities and equipment in Changzhou Production Base with a total consideration of RMB299,106. Immediately after the transfer, the Group entered into a lease agreement to lease back the production facilities and equipment for the period starting from March 25, 2022 to March 25, 2025, and further obtained an option to repurchase the production facilities and equipment with the notional amount of RMB0.001 on March 25, 2025.

13. Short-term Borrowings and Long-term Borrowings (Continued)

As the repurchase option is not at the fair value of the assets when the option is exercised, and the assets repurchased are designed for the use of the Group, and no alternative assets that are substantially the same as the transferred assets are readily available in the market, as a result, the transaction did not qualify for the sales accounting, and was accounted for as a financing transaction and the Group recorded the sales proceeds as a borrowing in the unaudited condensed consolidated balance sheets. The Group repaid a portion of the principal in the amount of RMB74,777 for the year ended December 31, 2022. As of December 31, 2022, outstanding loan principal of RMB99,702 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB124,627 is presented as a long-term borrowing.

(10)	In December 2022, the Group entered into a 1-year loan agreement with a commercial bank in the PRC and was entitled to extend maturity date to December 26, 2025, with total principal of RMB209,900. The outstanding principal amount will be payable at maturity. The related interest is payable quarterly in arrears on the twenty-first of the last month of every quarter, from January 2023 to December 2025. As of December 31, 2022, the annual interest rate was 1-year LPR minus 0.90% per annum and all outstanding loan principal of RMB209,900 was presented as a long-term borrowing.